Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calender Year or Quater Ended: June 31, 2000

Check Here if Amendment ()
This Amendment (Check only one):() is a restatment
                                () adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	1030 East Putnam Avenue
		       P.O. Box 2200
		       Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III,1030 East Putnam Avenue
Greenwich, CT 06830, March 31, 2000

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 67
From 13F Information Table Value Total (USD): 146,634,000.00
List of Other Managers Included: None
Voting Authority: None









                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of clas   CUSIP (x$1000)  Prn Amt   Prn CallDscretn

AFLAC Inc.             COM     001055102    997     21695  SH         Sole
AT&T Corp.             COM     001957109    282      8929  SH         Sole
Abbott Labs            COM     002824100    999     22416  SH         Sole
America Online Inc     COM     02364J104    402      7625  SH         Sole
American Express       COM     025816109   8652    165982  SH         Sole
American Home Prod.    COM     026609107    786     13378  SH         Sole
American Int'l Group   COM     026874107  16540    140770  SH         Sole
Amgen Inc              COM     031162100   2647     37683  SH         Sole
Automatic Data ProcessiCOM     053015103   3026     56495  SH         Sole
Bell Atlantic          COM     077853109    213      4184  SH         Sole
BellSouth              COM     079860102    912     21390  SH         Sole
Berkshire Hathaway     COM     084670991   2260        42  SH         Sole
Berkshire Hathaway B   COM     084670207   6010      3415  SH         Sole
Bristol-Myers Squibb   COM     110122108   1262     21668  SH         Sole
Burlington Santa Fe    COM     12189T104    356     15525  SH         Sole
CenturyTel Inc.        COM     156700106    509     17711  SH         Sole
Chase Manhattan Corp   COM     16161A108    477     10362  SH         Sole
Chevron                COM     166751107    467      5505  SH         Sole
Cisco Systems Inc      COM     17275R102   1631     25663  SH         Sole
CitiGroup Inc          COM     172967101   1876     31137  SH         Sole
Clorox Company         COM     189054109    458     10213  SH         Sole
Coca-Cola              COM     191216100   3475     60497  SH         Sole
Colgate Palmolive      COM     194162103   2951     49290  SH         Sole
DSL.net Inc.           COM     262506108    321     31102  SH         Sole
Disney                 COM     254687106   3056     78750  SH         Sole
EMC Corp               COM     268648102    246      3200  SH         Sole
Emerson Electric       COM     291011104   1586     26272  SH         Sole
Exxon Mobil Corp       COM     302290101   2161     27526  SH         Sole
Fannie Mae             COM     313586109   2990     76464  SH         Sole
Freddie Mac            COM     313400301   1223     30196  SH         Sole
GTE Corp.              COM     362320103    538      8643  SH         Sole
General Electric       COM     369604103  14547    274469  SH         Sole
General Motors H       COM     370442832   1094     12464  SH         Sole
Genzyme Corp           COM     372917104    517      8695  SH         Sole
Gillette               COM     375766102   3175     90862  SH         Sole
H&R Block              COM     093671105    393     12150  SH         Sole
Heinz (H.J.)           COM     423074103    210      4800  SH         Sole
Home Depot             COM     437076102   1161     23243  SH         Sole
Human Genome Sciences  COM     444903108    317      2375  SH         Sole
I.B.M.                 COM     459200101    352      3214  SH         Sole
Intel Corp             COM     458140100   3173     23735  SH         Sole
J Bird Music Group Ltd COM                   18     80000  SH         Sole
Jefferson-Pilot Corp   COM     475070108    2485    44030  SH         Sole
Johnson & Johnson      COM     478160104    4085    40096  SH         Sole
Leap Wireless Int'l IncCOM     521863100     217     4615  SH         Sole
Lucent Technology      COM     549463107    1322    22307  SH         Sole
Medtronic              COM     585055106     587    11790  SH         Sole
Merck                  COM     589331107    6235    81370  SH         Sole
MicroSoft              COM     594918104    8393   104909  SH         Sole
Nestle SA Rep Rg Adr   COM     641069406     290     2900  SH         Sole
Nokia Corp Sponsored ADCOM     654902204    1380    27641  SH         Sole
Oracle                 COM     68389X105     361     4296  SH         Sole
Pepsico Inc.           COM     713448108     945    21275  SH         Sole
Pfizer                 COM     717081103   12694   264451  SH         Sole
Procter & Gamble       COM     742718109    1548    27047  SH         Sole
Royal Dutch Petroleum  COM     780257804     597     9700  SH         Sole
SBC Communications     COM     78387G103    1569    36274  SH         Sole
SLM Holding Corp       COM     78442A109    4186   111817  SH         Sole
Sara Lee               COM     803111103     242    12511  SH         Sole
Schering-Plough        COM     806605101    1221    24182  SH         Sole
Sun Microsystems Inc   COM     866810104     527     5800  SH         Sole
Tootsie Roll           COM     890516107     339     9683  SH         Sole
Tyco Intl Ltd          COM     902124106     255     5384  SH         Sole
Walmart                COM     931142103     358     6214  SH         Sole
Wells Fargo & Co.      COM     949746101     777    20054  SH         Sole
Wesco Financial        COM     950817106     467     2280  SH         Sole
WorldCom Inc           COM     55268B106     287     6249  SH         Sole